Changes in Accounting Policies (IFRS 15) - Additional Information (Detail) - CNY (¥) ¥ in Millions	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Contract liabilities		¥ 57,431	¥ 62,812
Increase/(decrease) due to IFRS15 - contract assets [member]
Disclosure of initial application of standards or interpretations [line items]
Contract assets	¥ 5,654
Impairment provision related to contract assets	303
Contract liabilities	(1,167)
Retained profit	4,188
PRC statutory reserves	1,025
Increase/(decrease) due to IFRS15 - contract costs [member]
Disclosure of initial application of standards or interpretations [line items]
Retained profit	2,973
PRC statutory reserves	710
Contract costs	¥ 4,954